Cash flow disclosures	12 Months Ended
Dec. 31, 2017
Disclosure Of Cash Flow Statement [Abstract]
Cash flow disclosures
28	Cash flow disclosures

	At December 31,
Changes in working capital	2017	2016	2015
Other receivables and credits	(78,303)	(97,038)	(64,221)
Inventories	(909)	987	4,385
Other liabilities	(171,741)	(57,779)	(111,250)
	(250,953)	(153,830)	(171,086)

The most significant non-cash transactions are detailed below:

	For the year ended December 31, 2017	For the year ended December 31, 2016	For the year ended December 31, 2015

Intangible assets acquisition with an increase in Borrowings/Other liabilities	(1,591)	(3,260)	-
Dividends not paid	(2,007)	-	-
Property, plant and equipment acquisitions with an increase in Other liabilities	(9)	-	-
Borrowings cost capitalization	(9,301)	-	-
Contribution in kind in associates	(17,950)	-	-
Decrease in Intangible with an decrease in Other liabilities (Note 22)	(84,075)	-	-
Assignment of credits	(4,744)	-	-
Payment of Commitments to the grantor with a decrease in Other receivables and credits	64,284	-	-
Contributions in kind(*)	-	1,556,827	320,798
Dividends distribution(*)	-	(49,960)	(298,764)
Refund of contributions(*)	-	-	(497,660)
Loans repayment – assignment of credits(***)	-	-	(74,477)
Spin-off of assets and liabilities(****)	-	-	(62,539)
Disposals of subsidiaries/associates(**)	-	-	322,960

(*) See note 24.

(**) This includes other receivables from disposals of discontinued operations (see note 28) and other receivables from disposals of associates which was contributed in the year 2016 in the free distributable reserve of the Company (see note 24).

(***) This corresponds to a settlement of a loan by assignment of credits to the borrowers.

(****) This corresponds to assets and liabilities transferred outside the Group through spin-off of equity.

Reconciliation of debt:

According to the IAS 7, the movements in the debt of the year that impact on the cash flow as part of the financing activities are detailed below:

	Bank and financial borrowings	Notes	Loans with related parties	Other	Total
Values at the beginning of the year	604,102	475,639	22,220	5,280	1,107,241
Cash flows	99,725	129,491	10,525	(2,531)	237,210
Foreign exchange adjustments	6,117	14,686	(82)	(282)	20,439
Other non-cash movements	55,386	62,599	1,988	1,582	121,555
Balances as of December 31, 2017	765,330	682,415	34,651	4,049	1,486,445